Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2021	$ 2,400	$ 13,415,987	$ 745,590	$ 30,419,177	$ 982,018	$ 45,565,172
Balance, shares at Mar. 31, 2021	12,000,000
Net loss for the year				(1,400,292)		(1,400,292)
Foreign currency translation adjustment					1,458,405	1,458,405
Issuance of ordinary shares for acquisition of new subsidiary	$ 580	4,639,420				4,640,000
Issuance of ordinary shares for acquisition of new subsidiary, shares	2,900,000
Balance at Mar. 31, 2022	$ 2,980	18,055,407	745,590	29,018,885	2,440,423	50,263,285
Balance, shares at Mar. 31, 2022	14,900,000
Net loss for the year				(20,906,985)		(20,906,985)
Foreign currency translation adjustment					(3,402,058)	(3,402,058)
Mandatory conversion of convertible note		1,000,000				1,000,000
Mandatory conversion of convertible note, shares
Balance at Mar. 31, 2023	$ 2,980	19,055,407	745,590	8,111,900	(961,635)	26,954,242
Balance, shares at Mar. 31, 2023	14,900,000
Net loss for the year				(4,722,146)		(4,722,146)
Foreign currency translation adjustment					(733,539)	(733,539)
Mandatory conversion of convertible note	$ 110	(110)
Mandatory conversion of convertible note, shares	549,451
Balance at Mar. 31, 2024	$ 3,090	$ 19,055,297	$ 745,590	$ 3,389,754	$ (1,695,174)	$ 21,498,557
Balance, shares at Mar. 31, 2024	15,449,451